CONDENSED CONSOLIDATED STATEMENTS OF PROFIT OR LOSS (UNAUDITED) ¥ in Thousands, $ in Thousands		6 Months Ended
		Jun. 30, 2020 USD ($) $ / shares	Jun. 30, 2020 CNY (¥) ¥ / shares	Jun. 30, 2019 CNY (¥) ¥ / shares
ForeignCurrencyLineItems [Line Items]
Revenue | ¥			¥ 6,867	¥ 1,403
Cost of sales | ¥			(6,844)	(1,377)
GROSS PROFIT | ¥			23	26
Administrative expenses | ¥			(3,864)	(2,933)
OPERATING LOSS | ¥			(3,841)	(2,907)
Finance costs | ¥	[1]		(13)	(41)
Interest income | ¥			9	4
LOSS BEFORE INCOME TAX | ¥			(3,845)	(2,944)
Income tax benefit | ¥			6,586
(LOSS)/PROFIT FOR THE PERIOD | ¥			¥ 2,741	¥ (2,944)
(LOSS)/EARNINGS PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY:
Basic and diluted - Net (loss)/earnings per share | ¥ / shares			¥ 0.11	¥ (0.12)
USD [Member]
ForeignCurrencyLineItems [Line Items]
Revenue | $		$ 972
Cost of sales | $		(969)
GROSS PROFIT | $		3
Administrative expenses | $		(546)
OPERATING LOSS | $		(543)
Finance costs | $	[1]	(2)
Interest income | $		1
LOSS BEFORE INCOME TAX | $		(544)
Income tax benefit | $		932
(LOSS)/PROFIT FOR THE PERIOD | $		$ 388
(LOSS)/EARNINGS PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY:
Basic and diluted - Net (loss)/earnings per share | $ / shares		$ 0.02

[1]	Finance costs from operations mainly represented bank charges and interest on lease liabilities. The amounts of bank charges were CNY4.00 and CNY4.00 (US$1.00), and the interest on lease liabilities amounted to CNY37.00 and CNY9.00 (US$1.00), for the six months ended June 30, 2019 and 2020, respectively.